Organization and Summary of Significant Accounting Policies (Details 20) (USD $)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Assumptions:
Risk free interest rates	2.06%	0.95%	1.23%
Expected volatility	58.75%	57.58%	59.88%
Expected dividend yield	1.11%	1.69%	1.74%
Expected term (in years)	6 years	6 years	6 years
Options Issued At Grant Date Market Value
Weighted average grant date fair value:
Weighted average grant date fair value
Options Issued Above Grant Date Market Value
Weighted average grant date fair value:
Weighted average grant date fair value	$ 17.58	$ 10.48	$ 10.29